Other Noncurrent Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair value of the convertible preferred stock and common stock warrants which are liability classified	$ 19,905,700
TEMPO AUTOMATION INC
Fair value of the convertible preferred stock and common stock warrants which are liability classified		$ 5,573,000		$ 87,000
Other noncurrent liabilities				254,000
Total other noncurrent liabilities		$ 5,573,000	$ 3,925,000	$ 341,000